Investments In Associates And Joint Venture - Summary of Financial Information for Joint Ventures (Parenthetical) (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial information of joint ventures [line items]
Dividends received	S/ 2,318	S/ 1,517	S/ 1,823
Logistica Quimicos del Sur S.A. [member]
Disclosure of financial information of joint ventures [line items]
Dividends received	S/ 2,300	S/ 1,500	S/ 1,800